INCOME TAXES (Narrative) (Details) ₪ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2016	Jan. 31, 2014	Dec. 31, 2019	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Operating Loss Carryforwards [Line Items]
Corporate tax rate in effect				23.00%	23.00%	24.00%	25.00%
Reduced tax rate			23.00%
Operating loss carry-forwards				$ 50,690		$ 38,707
Capital tax losses				219		7,158
Tax exempt profits				13,569
Income tax liability that would have been incurred if the Company's retained tax-exempt income is distributed				3,331
Excess tax benefits related to share based compensation
Foreign tax rate				4.00%	4.00%
Consolidated revenue threshhold for technological preferred enterprise taxation | ₪					₪ 10,000,000
Percentage of annual income derived from exports				25.00%	25.00%
Capital gains tax rate				12.00%	12.00%
Purchase of intangible assets from foreign resident | ₪					₪ 200,000
Withholding tax rate				20.00%	20.00%
Decrease in deferred tax assets						6,500
Undistributed earnings				$ 20,098
Interest expense (income) related to uncertain tax positions				(38)		56	$ 18
Total accrual for interest				$ 65		103
Percentage of taxable income limitation				80.00%	80.00%
Compensation paid per officer per under the rule non deductable						$ 1,000
Approved enterprise [Member]
Operating Loss Carryforwards [Line Items]
Tax benefits under the Law for the Encouragement of Capital Investments, 1959				The Company has been granted "Approved Enterprise" Status, under the above Law. The Company has elected the alternative benefits program, waiver of grants in return for tax exemptions. Pursuant thereto, the income of the Company derived from the "Approved Enterprise" program is tax-exempt for two years and will enjoy a reduced tax rate of 10%-25% for up to a total of eight years (subject to an adjustment based upon the foreign investors' ownership of the Company).	The Company has been granted "Approved Enterprise" Status, under the above Law. The Company has elected the alternative benefits program, waiver of grants in return for tax exemptions. Pursuant thereto, the income of the Company derived from the "Approved Enterprise" program is tax-exempt for two years and will enjoy a reduced tax rate of 10%-25% for up to a total of eight years (subject to an adjustment based upon the foreign investors' ownership of the Company).
Israel Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Corporate tax rate in effect		24.00%
Reduced tax rate				25.00%	25.00%
Israel [Member]
Operating Loss Carryforwards [Line Items]
Corporate tax rate in effect				12.00%	12.00%
Operating loss carry-forwards				$ 4,825
Capital tax losses				219
U.S. [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carry-forwards				$ 45,865
Operating loss carry-forwards, expiration term				20 years	20 years
Other areas [Member]
Operating Loss Carryforwards [Line Items]
Effective tax rate	16.00%
Minimum [Member] | Approved enterprise [Member]
Operating Loss Carryforwards [Line Items]
Reduced tax rate				10.00%	10.00%
Minimum [Member] | TCJA [Member]
Operating Loss Carryforwards [Line Items]
Reduced tax rate				21.00%	21.00%
Maximum [Member] | Approved enterprise [Member]
Operating Loss Carryforwards [Line Items]
Reduced tax rate				25.00%	25.00%
Maximum [Member] | TCJA [Member]
Operating Loss Carryforwards [Line Items]
Reduced tax rate				35.00%	35.00%